Capital structure and financing - C.3.1. Bond financing (Details)									1 Months Ended								12 Months Ended				13 Months Ended
	Oct. 19, 2020 USD ($)	Nov. 01, 2019 USD ($)	May 15, 2019 USD ($)	Apr. 08, 2019 USD ($) $ / shares	Mar. 25, 2019 USD ($)	Oct. 16, 2018 USD ($)	Sep. 20, 2017 USD ($)	Mar. 17, 2015 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018	May 31, 2016 USD ($)	May 31, 2012 USD ($)	May 31, 2012 BOB (Bs.)	May 31, 2011 USD ($)	Mar. 31, 2010	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 PYG (₲)	Mar. 31, 2020 COP ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 PYG (₲)	Jan. 28, 2020 USD ($)	Dec. 27, 2019 USD ($)	Dec. 27, 2019 PYG (₲)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 BOB (Bs.)	Oct. 12, 2017 USD ($)	Aug. 11, 2016 USD ($)	Aug. 11, 2016 BOB (Bs.)	May 31, 2016 COP ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	Aug. 04, 2015 USD ($)	May 31, 2011 COP ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 4,297,000,000	$ 4,113,000,000			$ 4,297,000,000
Proceeds from debt and other financing																	1,470,000,000	2,900,000,000	$ 1,155,000,000
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 241,000,000	211,000,000			$ 241,000,000
Borrowings face amount			$ 2,000,000,000
Borrowing costs capitalised			$ 2,400,000
Borrowings term			5 years
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	2.35%				2.35%	2.35%
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.60%
SEK Variable Rate Notes | Bottom of range | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.99%
SEK Variable Rate Notes | Top of range | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.88%
USD 4.500% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%
Bonds issued																	$ 494,000,000	0			$ 494,000,000
Borrowings face amount	$ 500,000,000
Borrowing costs capitalised	$ 5,500,000
Borrowings term	11 years
USD 4.500% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.50%				4.50%	4.50%
USD 4.500% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.80%
USD 6.625% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 495,000,000	495,000,000			$ 495,000,000
Borrowings face amount						$ 500,000,000
Borrowing costs capitalised						$ 6,000,000
Borrowings term						8 years
USD 6.625% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.625%											6.625%				6.625%	6.625%
USD 6.625% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.75%
USD 6.000% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 0	492,000,000			$ 0
Borrowings face amount								$ 500,000,000
Borrowing costs capitalised								$ 9,000,000
Borrowings term								10 years
Repayments of non-current borrowings				$ 1,000,000
Repayments of non-current borrowings, per $1,000 principal amount | $ / shares				$ 2.50
Redemption price, percentage	103.00%
Redemption premium	$ 15,000,000
Unamortized deferred costs	$ 7,000,000
USD 6.000% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.00%									6.00%				6.00%	6.00%
USD 6.000% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.132%
USD 6.250% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 743,000,000	743,000,000			$ 743,000,000
Borrowings face amount					$ 750,000,000
Borrowing costs capitalised					$ 8,200,000
Borrowings term					10 years
USD 6.250% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.25%												6.25%				6.25%	6.25%
USD 6.250% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.36%
USD 5.125% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 493,000,000	493,000,000			$ 493,000,000
Borrowings face amount							$ 500,000,000
Borrowing costs capitalised							$ 7,000,000
Borrowings term							10 years
USD 5.125% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.125%										5.125%				5.125%	5.125%
USD 5.125% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.24%
USD 5.875% Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 558,000,000	296,000,000			$ 558,000,000
Borrowings face amount										$ 300,000,000																		$ 250,000,000
Borrowing costs capitalised										$ 4,000,000
Borrowings term											8 years
Borrowings premium																												$ 15,000,000
USD 5.875% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.875%							5.875%				5.875%	5.875%
Borrowings face amount										$ 550,000,000
Issuance premium, percent																												10637.50%
USD 5.875% Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.00%
USD 5.875% Senior Notes | Implied Yield To Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																												4.817%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																								₲ 300,000,000,000					$ 5,000,000	₲ 35,000,000,000
PYG 8.750% Notes (tranche A)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 17,000,000	18,000,000			$ 17,000,000
Borrowings face amount																							$ 18,000,000	₲ 115,000,000,000
PYG 8.750% Notes (tranche A) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	8.75%				8.75%	8.75%	8.75%	8.75%
PYG 9.250% Notes (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 7,000,000	8,000,000			$ 7,000,000
Borrowings face amount																													$ 2,000,000	₲ 10,000,000,000
PYG 9.250% Notes (tranche B) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.25%				9.25%	9.25%							9.25%	9.25%
PYG 10.000% Notes (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 9,000,000	10,000,000			$ 9,000,000
Borrowings face amount																							$ 10,000,000	₲ 65,000,000,000					$ 4,000,000	₲ 25,000,000,000
PYG 10.000% Notes (tranche C) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	10.00%				10.00%	10.00%	10.00%	10.00%					10.00%	10.00%
PYG 9.250% Notes (tranche D)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 1,000,000	2,000,000			$ 1,000,000
Borrowings face amount																							$ 8,000,000	₲ 50,000,000,000
PYG 9.250% Notes (tranche D) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.25%				9.25%	9.25%	9.25%	9.25%
PYG 10.000% Notes (tranche E)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																										10.00%	10.00%
Bonds issued																	$ 4,000,000	4,000,000			$ 4,000,000
Borrowings face amount																										$ 3,000,000	₲ 20,000,000,000
PYG 10.000% Notes (tranche E) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	10.00%				10.00%	10.00%
PYG 9.250% Notes (tranche F)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																										9.25%	9.25%
Bonds issued																	$ 2,000,000	0			$ 2,000,000
Borrowings face amount																										$ 2,000,000	₲ 15,000,000,000
PYG 9.250% Notes (tranche F) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.25%				9.25%	9.25%
PYG 10.000% Notes (tranche G)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 3,000,000	0			$ 3,000,000
PYG 10.000% Notes (tranche G) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	10.00%				10.00%	10.00%
BOB 4.750% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 0	30,000,000			$ 0
Borrowings face amount | Bs.														Bs. 1,360,000,000
Payments for debt issue costs | Bs.														5,000,000
Proceeds from debt and other financing													$ 191,000,000	Bs. 1,320,000,000
BOB 4.750% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.75%			4.75%				4.75%	4.75%
BOB 4.750% Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.79%
BOB 4.050% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 0	4,000,000			$ 0
BOB 4.050% Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.05%				4.05%	4.05%
BOB 5.800% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 50,000,000	0			$ 50,000,000
BOB 5.800% Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.80%				5.80%	5.80%
BOB 5.800% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																					$ 15,000,000	Bs. 104,400,000
BOB 5.800% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																					4.05%	4.05%
BOB 4.850% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 42,000,000	57,000,000			$ 42,000,000
Borrowings face amount																																					$ 85,000,000	Bs. 591,600,000
BOB 4.850% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.85%				4.85%	4.85%															4.85%	4.85%
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																					$ 100,000,000	Bs. 696,000,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																					4.84%	4.84%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																			Bs. 522,000,000
BOB 3.950% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 29,000,000	36,000,000			$ 29,000,000
Borrowings face amount																																		$ 50,000,000
BOB 3.950% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	3.95%				3.95%	3.95%												3.95%	3.95%
BOB 4.600% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 40,000,000	40,000,000			$ 40,000,000
BOB 4.600% Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.60%				4.60%	4.60%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 19,000,000	21,000,000			$ 19,000,000
Borrowings face amount																																		$ 25,000,000
BOB 4.30% Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.30%				4.30%	4.30%												4.30%	4.30%
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 80,000,000
BOB Notes Issued October 2017, Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	4.30%
BOB Notes Issued October 2017, Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	4.70%
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																	5.30%
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 20,000,000	26,000,000			$ 20,000,000
BOB 4.300% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.30%				4.30%	4.30%
BOB 4.300% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 28,000,000	32,000,000			$ 28,000,000
BOB 4.300% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.70%				4.70%	4.70%
BOB 4.700% Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 11,000,000	13,000,000			$ 11,000,000
BOB 4.700% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.30%				5.30%	5.30%
BOB 5.000% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 61,000,000	61,000,000			$ 61,000,000
BOB 5.000% Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.00%				5.00%	5.00%
UNE Bond 1 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 0	46,000,000			$ 0
Borrowings face amount																																									$ 126,000,000	$ 300,000,000,000
UNE Bond 1 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	5.10%				5.10%	5.10%
UNE Bond 1 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
UNE Bond 1 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term																10 years
UNE Bond 2 (tranches A and B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 44,000,000	46,000,000			$ 44,000,000
Borrowings face amount															$ 126,000,000																									$ 300,000,000,000
UNE Bond 2 (tranches A and B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	4.76%				4.76%	4.76%
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term															5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term															12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount												$ 176,000,000																								$ 540,000,000,000
Extinguishment of debt												$ 150,000,000,000
UNE Bond 3 (tranche A)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												9.35%																								9.35%
Bonds issued																	$ 47,000,000	49,000,000			$ 47,000,000
Borrowings face amount												$ 52,000,000
UNE Bond 3 (tranche A) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.35%				9.35%	9.35%
UNE Bond 3 (tranche B)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 74,000,000	78,000,000			$ 74,000,000
Adjustment to interest rate basis												4.15%																								4.15%
Borrowings face amount												$ 83,000,000
UNE Bond 3 (tranche B) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	4.15%				4.15%	4.15%
UNE Bond 3 (tranche C)
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 37,000,000	38,000,000			$ 37,000,000
Adjustment to interest rate basis												4.89%																								4.89%
Borrowings face amount												$ 41,000,000
UNE Bond 3 (tranche C) | Consumer Price Index
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis																	4.89%				4.89%	4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.60%																6.60%
Bonds issued																	$ 44,000,000	0			$ 44,000,000
Borrowings face amount									$ 44,000,000																$ 150,000,000,000
Borrowings term									10 years
UNE Bond 6.600% Due 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	6.60%				6.60%	6.60%
USD 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued																	$ 586,000,000	585,000,000			$ 586,000,000
USD 4.5% Senior Notes Due 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.50%				4.50%	4.50%
Cable Onda Bonds 5.750%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																							5.75%
Bonds issued																	$ 99,000,000	184,000,000			$ 99,000,000
Borrowings face amount																																							$ 185,000,000
Repayments of non-current borrowings																					$ 85,000,000
Cable Onda Bonds 5.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.75%				5.75%	5.75%
El Salvador 8% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								8.00%
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount		$ 600,000,000																$ 600,000,000
Borrowing costs capitalised		$ 16,000,000
Borrowings amortization period		10 years
Cable Onda 4.5% Senior Notes Due 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.69%
Telefonica Celular De Bolivia S.A. Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																	$ 50,000,000				$ 50,000,000	Bs. 345,000,000
USD 6.75% Senior Notes Due 2022 [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.75%
BOB 5.000% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																															$ 61,000,000	Bs. 420,000,000
BOB 5.000% Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																															5.00%	5.00%
BOB 5.300% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																															4.60%	4.60%
Borrowings face amount																															$ 40,000,000	Bs. 280,000,000

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.